Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.0%
Ampol Ltd.	785,640	$18,471,347
APA Group	3,893,637	31,285,840
Aristocrat Leisure Ltd.	1,987,395	46,112,180
ASX Ltd.	638,012	38,573,986
Aurizon Holdings Ltd.	6,066,804	17,133,356
Australia & New Zealand Banking Group Ltd.	9,296,364	176,902,254
BHP Group Ltd.	16,694,020	557,837,766
BlueScope Steel Ltd.	1,628,009	23,143,118
Brambles Ltd.	4,732,075	34,943,140
Cochlear Ltd.	216,861	34,929,222
Coles Group Ltd.	4,396,129	57,803,185
Commonwealth Bank of Australia	5,627,166	409,002,201
Computershare Ltd.	1,793,310	31,616,177
Crown Resorts Ltd.(a)	1,229,189	11,129,259
CSL Ltd.	1,578,768	301,308,050
Dexus	3,551,021	27,763,901
Domino’s Pizza Enterprises Ltd.	200,153	10,492,244
Endeavour Group Ltd./Australia	4,416,620	24,176,823
Evolution Mining Ltd.	6,038,401	17,086,268
Fortescue Metals Group Ltd.	5,584,425	84,397,801
Glencore PLC	32,756,264	201,833,096
Goodman Group	5,544,753	92,286,249
GPT Group (The)	6,305,637	22,415,809
IDP Education Ltd.	688,567	12,773,882
Insurance Australia Group Ltd.	8,143,571	26,004,774
James Hardie Industries PLC	1,469,223	42,355,116
Lendlease Corp. Ltd.	2,269,637	19,442,519
Macquarie Group Ltd.	1,117,589	160,891,443
Medibank Pvt Ltd.	9,071,270	20,384,438
Mineral Resources Ltd.	560,158	22,761,027
Mirvac Group	13,028,728	22,019,726
National Australia Bank Ltd.	10,791,117	246,346,896
Newcrest Mining Ltd.	2,936,688	55,149,100
Northern Star Resources Ltd.	3,652,782	25,108,447
Orica Ltd.	1,344,314	15,447,276
Origin Energy Ltd.	5,797,889	27,732,168
Qantas Airways Ltd.(a)	3,055,377	11,839,048
QBE Insurance Group Ltd.	4,868,208	41,999,418
Ramsay Health Care Ltd.	604,501	34,303,753
REA Group Ltd.	174,221	15,608,094
Reece Ltd.	959,829	11,661,544
Rio Tinto Ltd.	1,224,159	96,835,726
Rio Tinto PLC	3,710,163	262,145,816
Santos Ltd.	10,610,583	59,292,681
Scentre Group	17,106,885	35,642,378
SEEK Ltd.	1,110,486	21,760,403
Sonic Healthcare Ltd.	1,500,709	38,757,625
South32 Ltd.	15,365,752	51,173,119
Stockland	7,859,027	22,747,382
Suncorp Group Ltd.	4,166,008	33,448,838
Tabcorp Holdings Ltd.	7,335,800	28,053,679
Telstra Corp. Ltd.	13,665,170	38,790,608
Transurban Group	10,123,150	101,652,733
Treasury Wine Estates Ltd.	2,377,821	18,812,562
Vicinity Centres	12,756,479	16,644,834
Washington H Soul Pattinson & Co. Ltd.	714,379	13,920,465
Wesfarmers Ltd.	3,739,064	129,383,102
Westpac Banking Corp.	12,097,913	202,518,921
Security	Shares	Value

Australia (continued)
WiseTech Global Ltd.	481,914	$14,940,681
Woodside Petroleum Ltd.	3,197,586	69,566,945
Woolworths Group Ltd.	3,996,730	108,123,773
		4,446,684,212
Austria — 0.2%
Erste Group Bank AG	1,132,164	35,250,779
OMV AG	486,465	24,866,942
Raiffeisen Bank International AG(b)	484,994	5,520,836
Verbund AG	224,253	23,970,232
voestalpine AG	384,077	9,994,783
		99,603,572
Belgium — 0.9%
Ageas SA/NV	567,626	27,161,796
Anheuser-Busch InBev SA/NV	2,868,988	165,080,212
Elia Group SA/NV	101,955	16,229,026
Etablissements Franz Colruyt NV	175,255	6,435,505
Groupe Bruxelles Lambert SA	360,958	34,060,156
KBC Group NV	824,982	56,125,047
Proximus SADP	501,791	8,770,456
Sofina SA	50,810	15,571,084
Solvay SA	243,966	22,941,888
UCB SA	417,175	47,421,383
Umicore SA	648,784	24,941,496
		424,738,049
Brazil — 0.0%
Yara International ASA	546,557	27,791,444

Denmark — 2.8%
Ambu A/S, Class B(b)	555,499	7,311,729
AP Moller - Maersk A/S, Class A	10,366	29,342,398
AP Moller - Maersk A/S, Class B, NVS	19,084	55,233,415
Carlsberg A/S, Class B	330,770	42,018,748
Chr Hansen Holding A/S	347,210	27,051,025
Coloplast A/S, Class B	391,567	52,755,303
Danske Bank A/S	2,273,249	34,869,015
Demant A/S(a)	356,634	15,671,753
DSV A/S	673,845	110,478,006
Genmab A/S(a)	217,027	76,315,686
GN Store Nord A/S	409,418	15,365,265
Novo Nordisk A/S, Class B	5,562,314	635,362,166
Novozymes A/S, Class B	678,019	47,264,379
Orsted AS(c)	623,908	69,023,204
Pandora A/S	329,743	28,953,543
Rockwool A/S, Class B	27,765	7,765,316
Tryg A/S	1,188,735	28,264,677
Vestas Wind Systems A/S	3,335,756	85,065,095
		1,368,110,723
Finland — 1.2%
Elisa Oyj	469,671	27,532,760
Fortum Oyj	1,467,368	24,396,238
Kesko Oyj, Class B	901,742	22,702,661
Kone Oyj, Class B	1,122,713	53,977,452
Neste Oyj	1,397,456	59,963,199
Nokia Oyj(a)	17,809,624	90,296,037
Nordea Bank Abp	10,589,541	105,578,544
Orion Oyj, Class B	350,057	13,730,116
Sampo Oyj, Class A	1,647,408	79,993,922
Stora Enso Oyj, Class R	1,917,548	37,736,373
UPM-Kymmene Oyj	1,760,100	60,885,892

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	1,561,673	$12,539,985
		589,333,179
France — 11.1%
Accor SA(a)	561,138	18,435,413
Aeroports de Paris(a)	97,963	13,856,850
Air Liquide SA	1,565,210	270,794,269
Airbus SE	1,947,422	213,187,872
Alstom SA	1,046,903	23,011,354
Amundi SA(c)	201,126	12,093,710
ArcelorMittal SA	2,106,657	61,425,260
Arkema SA	202,074	23,025,179
AXA SA	6,430,640	170,122,704
BioMerieux.	136,733	13,017,230
BNP Paribas SA	3,715,459	192,651,656
Bollore SE	2,918,299	13,618,023
Bouygues SA	756,430	26,008,518
Bureau Veritas SA	971,107	27,896,707
Capgemini SE	529,648	107,825,195
Carrefour SA	2,046,366	43,398,441
Cie. de Saint-Gobain	1,671,176	97,493,333
Cie. Generale des Etablissements Michelin SCA	559,357	69,281,911
CNP Assurances	566,788	12,454,880
Covivio	171,767	12,232,828
Credit Agricole SA	4,080,028	44,056,393
Danone SA	2,157,951	130,493,993
Dassault Aviation SA	82,627	13,865,235
Dassault Systemes SE	2,195,977	97,115,660
Edenred	822,467	41,306,078
Eiffage SA	275,028	27,158,651
Electricite de France SA	1,803,710	16,397,600
Engie SA	6,033,107	71,193,497
EssilorLuxottica SA	949,435	161,639,142
Eurazeo SE	131,046	10,069,455
Eurofins Scientific SE	443,381	41,206,843
Faurecia SE	398,173	8,655,472
Gecina SA	151,240	17,036,904
Getlink SE	1,448,527	26,506,753
Hermes International	104,614	128,995,017
Ipsen SA	124,448	12,900,750
Kering SA	247,773	131,833,172
Klepierre SA	670,279	16,043,565
La Francaise des Jeux SAEM(c)	315,656	11,786,899
Legrand SA	883,423	78,283,792
L’Oreal SA	828,936	301,575,095
LVMH Moet Hennessy Louis Vuitton SE	917,013	593,431,216
Orange SA	6,589,950	78,455,966
Orpea SA	169,423	6,058,956
Pernod Ricard SA	692,017	142,821,309
Publicis Groupe SA	752,327	45,167,208
Remy Cointreau SA	75,024	14,872,293
Renault SA(a)	632,780	15,461,095
Safran SA	1,128,991	121,251,909
Sanofi	3,756,260	397,017,458
Sartorius Stedim Biotech	91,138	29,823,001
Schneider Electric SE	1,785,630	256,182,764
SEB SA	91,394	10,975,257
Societe Generale SA	2,674,145	64,270,514
Sodexo SA	291,298	21,913,054
Teleperformance	193,736	69,533,995
Thales SA	351,808	45,040,180
Security	Shares	Value

France (continued)
TotalEnergies SE	8,285,680	$406,851,457
Ubisoft Entertainment SA(a)	308,187	13,934,036
Unibail-Rodamco-Westfield(a)	411,577	29,047,011
Valeo	761,481	13,844,570
Veolia Environnement SA	2,165,160	63,171,947
Vinci SA	1,778,840	172,607,707
Vivendi SE	2,558,701	29,388,149
Wendel SE	88,948	8,862,261
Worldline SA/France(a)(c)	785,052	30,887,224
		5,490,821,836
Germany — 7.4%
adidas AG	628,907	126,824,864
Allianz SE, Registered	1,349,203	304,426,182
Aroundtown SA	3,292,323	16,555,552
BASF SE	3,033,885	159,773,400
Bayer AG, Registered	3,245,107	213,758,572
Bayerische Motoren Werke AG	1,093,669	89,315,316
Bechtle AG	270,236	12,487,528
Beiersdorf AG	332,308	33,377,185
Brenntag SE	508,814	39,261,856
Carl Zeiss Meditec AG, Bearer	132,458	16,637,335
Commerzbank AG(a)	3,297,833	21,529,327
Continental AG(a)	362,089	24,817,982
Covestro AG(c)	636,907	27,422,367
Daimler Truck Holding AG(a)	1,357,855	36,519,135
Delivery Hero SE(a)(c)	537,563	18,896,929
Deutsche Bank AG, Registered(a)	6,826,888	68,264,278
Deutsche Boerse AG	627,601	109,261,902
Deutsche Lufthansa AG, Registered(a)(b)	1,972,155	14,671,982
Deutsche Post AG, Registered	3,274,251	139,884,056
Deutsche Telekom AG, Registered	10,706,205	197,220,595
E.ON SE	7,416,000	77,177,990
Evonik Industries AG	691,047	18,075,282
Fresenius Medical Care AG & Co. KGaA	677,021	42,101,801
Fresenius SE & Co. KGaA	1,381,218	48,823,232
GEA Group AG	505,116	19,662,370
Hannover Rueck SE	198,749	30,891,663
HeidelbergCement AG	490,854	28,276,836
HelloFresh SE(a)	546,366	23,031,624
Henkel AG & Co. KGaA	342,168	21,714,365
Infineon Technologies AG	4,313,670	122,435,813
KION Group AG	237,682	13,221,290
Knorr-Bremse AG	239,081	17,049,961
LANXESS AG	271,549	10,497,015
LEG Immobilien SE	240,537	24,662,377
Mercedes-Benz Group AG	2,827,078	197,333,344
Merck KGaA	426,908	79,203,076
MTU Aero Engines AG	175,946	35,482,250
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	462,770	110,204,360
Nemetschek SE	190,355	15,105,495
Puma SE	348,678	25,655,238
Rational AG	16,916	10,319,520
RWE AG	2,121,982	88,103,414
SAP SE	3,449,257	349,568,216
Scout24 SE(c)	275,882	17,449,067
Siemens AG, Registered	2,526,920	310,697,379
Siemens Healthineers AG(c)	929,951	49,724,437
Symrise AG	437,578	52,069,264
Telefonica Deutschland Holding AG	3,445,818	10,363,398

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE(b)	303,766	$7,808,198
United Internet AG, Registered(d)	320,479	10,310,080
Volkswagen AG	107,259	23,260,342
Vonovia SE(b)	2,436,966	97,091,080
Zalando SE(a)(c)	733,747	28,870,196
		3,687,146,316
Hong Kong — 2.8%
AIA Group Ltd.	39,957,400	392,531,807
BOC Hong Kong Holdings Ltd.	12,205,500	44,182,202
Budweiser Brewing Co. APAC Ltd.(c)	5,680,000	14,132,955
Chow Tai Fook Jewellery Group Ltd.	6,615,600	11,092,523
CK Asset Holdings Ltd.	6,611,184	44,818,136
CK Infrastructure Holdings Ltd.	2,187,292	14,706,053
CLP Holdings Ltd.	5,418,500	52,875,759
ESR Cayman Ltd.(a)(c)	6,530,000	19,822,512
Futu Holdings Ltd., ADR(a)(b)	166,821	5,336,604
Galaxy Entertainment Group Ltd.	7,172,000	40,924,619
Hang Lung Properties Ltd.	6,685,000	12,785,531
Hang Seng Bank Ltd.	2,523,800	44,685,040
Henderson Land Development Co. Ltd.	4,786,764	19,357,752
HK Electric Investments & HK Electric Investments Ltd., Class SS	8,687,000	8,579,616
HKT Trust & HKT Ltd., Class SS	12,497,440	17,933,118
Hong Kong & China Gas Co. Ltd.	36,871,513	40,666,333
Hong Kong Exchanges & Clearing Ltd.	3,969,300	168,373,640
Hongkong Land Holdings Ltd.(b)	3,801,600	17,734,312
Jardine Matheson Holdings Ltd.	711,300	37,791,369
Link REIT	6,894,258	59,551,101
Melco Resorts & Entertainment Ltd., ADR(a)(b)	705,346	4,034,579
MTR Corp. Ltd.	5,095,500	27,072,925
New World Development Co. Ltd.	4,980,033	19,047,583
Power Assets Holdings Ltd.	4,579,000	30,839,831
Sands China Ltd.(a)	8,007,600	17,650,152
Sino Land Co. Ltd.	10,984,000	14,518,456
SITC International Holdings Co. Ltd.(b)	4,421,000	14,697,475
Sun Hung Kai Properties Ltd.	4,303,000	49,558,013
Swire Pacific Ltd., Class A	1,649,000	9,392,553
Swire Properties Ltd.	3,874,255	9,284,873
Techtronic Industries Co. Ltd.	4,539,533	60,594,117
WH Group Ltd.(c)	27,504,000	18,994,237
Wharf Real Estate Investment Co. Ltd.	5,513,912	25,984,683
Xinyi Glass Holdings Ltd.	5,986,000	13,245,888
		1,382,796,347
Ireland — 0.6%
CRH PLC	2,551,756	100,857,753
Flutter Entertainment PLC, Class DI(a)	549,994	55,268,571
Kerry Group PLC, Class A	525,056	58,160,336
Kingspan Group PLC	508,200	47,306,839
Smurfit Kappa Group PLC	811,175	34,276,821
		295,870,320
Israel — 0.7%
Azrieli Group Ltd.	140,257	12,047,832
Bank Hapoalim BM	3,746,685	34,736,296
Bank Leumi Le-Israel BM	4,804,073	50,417,526
Check Point Software Technologies Ltd.(a)	350,923	44,318,066
CyberArk Software Ltd.(a)(b)	130,976	20,581,569
Elbit Systems Ltd.	87,389	18,969,343
Fiverr International Ltd.(a)(b)	95,807	5,101,723
Grab Holdings Ltd., Class A(a)(b)	3,589,240	10,588,258
Security	Shares	Value

Israel (continued)
ICL Group Ltd.(b)	2,332,578	$25,295,174
Inmode Ltd.(a)	162,670	4,084,644
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	4,079,291	24,094,079
Kornit Digital Ltd.(a)(b)	153,128	10,183,012
Mizrahi Tefahot Bank Ltd.	465,983	17,236,554
Nice Ltd.(a)	208,156	43,281,698
Teva Pharmaceutical Industries Ltd., ADR(a)	3,636,774	31,676,301
Wix.com Ltd.(a)	188,084	14,192,819
		366,804,897
Italy — 2.0%
Amplifon SpA	410,652	16,382,904
Assicurazioni Generali SpA	3,649,724	69,100,510
Atlantia SpA(a)	1,633,527	38,968,673
DiaSorin SpA	83,210	10,899,823
Enel SpA	26,865,760	174,705,154
Eni SpA	8,336,907	116,539,874
Ferrari NV	416,365	87,667,625
FinecoBank Banca Fineco SpA	2,011,560	27,963,418
Infrastrutture Wireless Italiane SpA(c)	1,110,390	11,848,226
Intesa Sanpaolo SpA	54,554,688	111,166,992
Mediobanca Banca di Credito Finanziario SpA	2,045,873	20,505,477
Moncler SpA	676,406	35,236,488
Nexi SpA(a)(c)	1,727,368	16,941,887
Poste Italiane SpA(c)	1,720,276	16,857,223
Prysmian SpA	841,108	27,356,959
Recordati Industria Chimica e Farmaceutica SpA	344,835	16,617,033
Snam SpA	6,658,191	36,517,520
Telecom Italia SpA/Milano	32,924,447	9,614,623
Tenaris SA	1,554,649	23,758,429
Terna - Rete Elettrica Nazionale	4,639,844	37,842,943
UniCredit SpA	6,974,588	64,550,367
		971,042,148
Japan — 21.8%
Advantest Corp.	657,500	44,873,110
Aeon Co. Ltd.	2,158,900	41,030,441
AGC Inc.	636,600	23,865,758
Aisin Corp.	486,000	14,118,570
Ajinomoto Co. Inc.	1,537,600	39,949,218
ANA Holdings Inc.(a)	528,700	9,966,339
Asahi Group Holdings Ltd.	1,505,600	56,750,298
Asahi Intecc Co. Ltd.	716,000	13,835,930
Asahi Kasei Corp.	4,135,900	33,933,772
Astellas Pharma Inc.	6,149,750	93,634,341
Azbil Corp.	408,400	12,399,872
Bandai Namco Holdings Inc.	659,600	44,656,831
Benefit One Inc.	262,400	3,978,620
Bridgestone Corp.	1,883,600	69,040,880
Brother Industries Ltd.	780,100	13,557,812
Canon Inc.	3,298,800	75,902,573
Capcom Co. Ltd.	581,300	15,338,821
Central Japan Railway Co.	475,500	59,858,390
Chiba Bank Ltd/The	1,754,200	10,109,956
Chubu Electric Power Co. Inc.	2,121,500	21,416,681
Chugai Pharmaceutical Co. Ltd.	2,214,800	66,366,804
Concordia Financial Group Ltd.	3,595,000	13,082,581
Cosmos Pharmaceutical Corp.	65,900	6,075,157
CyberAgent Inc.	1,334,600	14,099,863
Dai Nippon Printing Co. Ltd.	732,300	15,303,629

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daifuku Co. Ltd.	333,400	$20,500,300
Dai-ichi Life Holdings Inc.	3,316,652	66,412,686
Daiichi Sankyo Co. Ltd.	5,788,185	145,740,101
Daikin Industries Ltd.	823,000	125,768,869
Daito Trust Construction Co. Ltd.	215,400	20,745,566
Daiwa House Industry Co. Ltd.	1,869,300	44,938,305
Daiwa House REIT Investment Corp.	7,280	17,719,531
Daiwa Securities Group Inc.	4,771,400	23,385,242
Denso Corp.	1,431,500	87,243,133
Dentsu Group Inc.	714,500	25,751,766
Disco Corp.	95,500	23,373,652
East Japan Railway Co.	997,600	52,021,610
Eisai Co. Ltd.	782,600	34,082,961
ENEOS Holdings Inc.	10,114,650	35,589,532
FANUC Corp.	633,600	97,085,293
Fast Retailing Co. Ltd.	192,700	88,720,205
Fuji Electric Co. Ltd.	418,500	18,351,514
FUJIFILM Holdings Corp.	1,188,400	65,327,823
Fujitsu Ltd.	649,600	98,186,494
GLP J-Reit	14,061	18,973,556
GMO Payment Gateway Inc.	139,400	11,695,643
Hakuhodo DY Holdings Inc.	766,820	9,049,678
Hamamatsu Photonics KK	462,000	20,671,345
Hankyu Hanshin Holdings Inc.	754,000	19,899,266
Hikari Tsushin Inc.	69,000	8,079,431
Hino Motors Ltd.	941,100	4,857,950
Hirose Electric Co. Ltd.	107,048	13,581,600
Hitachi Construction Machinery Co. Ltd.	356,800	8,078,432
Hitachi Ltd.	3,198,200	151,679,269
Hitachi Metals Ltd.(a)	709,700	11,074,645
Honda Motor Co. Ltd.	5,385,100	141,647,250
Hoshizaki Corp.	178,500	11,306,605
Hoya Corp.	1,221,200	121,194,451
Hulic Co. Ltd.	1,260,800	10,645,431
Ibiden Co. Ltd.	348,300	13,016,621
Idemitsu Kosan Co. Ltd.	687,083	18,108,110
Iida Group Holdings Co. Ltd.	482,780	7,678,437
Inpex Corp.	3,373,843	40,142,542
Isuzu Motors Ltd.	1,919,900	22,397,130
Ito En Ltd.	175,800	7,224,591
ITOCHU Corp.	3,926,400	118,502,579
Itochu Techno-Solutions Corp.	314,500	7,364,266
Japan Airlines Co. Ltd.(a)	476,700	7,870,064
Japan Exchange Group Inc.	1,681,100	25,032,264
Japan Metropolitan Fund Invest	23,041	18,313,644
Japan Post Bank Co. Ltd.	1,354,200	10,216,474
Japan Post Holdings Co. Ltd.	8,089,800	56,724,488
Japan Post Insurance Co. Ltd.	661,600	10,697,933
Japan Real Estate Investment Corp.	4,111	19,896,649
Japan Tobacco Inc.	3,957,200	67,319,031
JFE Holdings Inc.	1,618,975	19,798,029
JSR Corp.	669,700	18,185,774
Kajima Corp.	1,481,600	16,511,662
Kakaku.com Inc	440,300	9,220,678
Kansai Electric Power Co Inc/The	2,318,100	20,320,455
Kansai Paint Co. Ltd.	587,700	8,093,758
Kao Corp.	1,566,400	62,778,914
KDDI Corp.	5,327,800	176,428,446
Keio Corp.	339,700	13,028,363
Keisei Electric Railway Co. Ltd.	426,800	10,464,904
Security	Shares	Value

Japan (continued)
Keyence Corp.	642,692	$258,364,832
Kikkoman Corp.	480,200	26,987,782
Kintetsu Group Holdings Co. Ltd.	565,900	16,225,057
Kirin Holdings Co. Ltd.	2,712,900	39,547,909
Kobayashi Pharmaceutical Co. Ltd.	175,200	11,947,701
Kobe Bussan Co. Ltd.(b)	451,600	11,009,693
Koei Tecmo Holdings Co. Ltd.	194,300	5,958,211
Koito Manufacturing Co. Ltd.	345,000	12,659,611
Komatsu Ltd.	2,889,600	65,034,715
Konami Holdings Corp.	307,100	18,884,616
Kose Corp.	110,200	11,313,241
Kubota Corp.	3,393,300	57,647,615
Kurita Water Industries Ltd.	326,400	11,135,564
Kyocera Corp.	1,058,500	55,578,590
Kyowa Kirin Co. Ltd.	889,800	18,754,113
Lasertec Corp.	248,500	33,199,932
Lawson Inc.	164,700	6,057,696
Lion Corp.	735,700	7,580,236
Lixil Corp.	878,880	15,458,015
M3 Inc.	1,455,900	46,492,619
Makita Corp.	737,600	21,801,126
Marubeni Corp.	5,168,200	56,414,079
Mazda Motor Corp.	1,877,800	13,333,793
McDonald’s Holdings Co. Japan Ltd.	264,200	10,481,564
Medipal Holdings Corp.	605,800	9,976,554
MEIJI Holdings Co. Ltd.	402,604	20,068,559
Mercari Inc.(a)	341,700	5,599,567
MINEBEA MITSUMI Inc.	1,195,100	22,929,376
MISUMI Group Inc.	938,100	23,522,214
Mitsubishi Chemical Holdings Corp.	4,225,700	25,766,797
Mitsubishi Corp.	4,171,400	140,056,921
Mitsubishi Electric Corp.	6,028,700	63,146,348
Mitsubishi Estate Co. Ltd.	3,900,400	56,815,451
Mitsubishi Gas Chemical Co. Inc.	522,100	7,624,207
Mitsubishi HC Capital Inc.	2,185,800	9,834,945
Mitsubishi Heavy Industries Ltd.	1,057,300	36,149,210
Mitsubishi UFJ Financial Group Inc.	39,485,380	229,543,246
Mitsui & Co. Ltd.	5,153,700	124,800,903
Mitsui Chemicals Inc.	608,000	13,891,514
Mitsui Fudosan Co. Ltd.	3,029,700	64,210,664
Mitsui OSK Lines Ltd.	1,131,900	26,499,032
Miura Co. Ltd.	290,400	6,065,783
Mizuho Financial Group Inc.	7,968,216	96,755,706
MonotaRO Co. Ltd.	826,200	14,192,500
MS&AD Insurance Group Holdings Inc.	1,468,988	43,727,751
Murata Manufacturing Co. Ltd.	1,897,500	113,105,191
NEC Corp.	812,200	31,510,004
Nexon Co. Ltd.	1,630,900	37,137,381
NGK Insulators Ltd.	840,300	11,303,397
Nidec Corp.	1,477,200	95,499,596
Nihon M&A Center Holdings Inc.	1,000,500	12,319,966
Nintendo Co. Ltd.	364,600	166,400,053
Nippon Building Fund Inc.	4,896	25,416,622
Nippon Express Holdings Inc.	253,300	14,851,170
Nippon Paint Holdings Co. Ltd.	2,731,900	21,640,285
Nippon Prologis REIT Inc.	6,805	18,834,659
Nippon Sanso Holdings Corp.	501,500	9,024,736
Nippon Shinyaku Co. Ltd.	162,800	11,010,780
Nippon Steel Corp.	2,822,835	44,822,607
Nippon Telegraph & Telephone Corp.	3,948,200	116,350,845

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Yusen KK	532,300	$38,402,246
Nissan Chemical Corp.	400,600	21,160,730
Nissan Motor Co. Ltd.(a)	7,660,700	30,669,965
Nisshin Seifun Group Inc.	653,897	8,716,982
Nissin Foods Holdings Co. Ltd.	209,200	14,552,491
Nitori Holdings Co. Ltd.	264,100	27,170,424
Nitto Denko Corp.	468,800	31,466,283
Nomura Holdings Inc.	10,132,500	39,014,712
Nomura Real Estate Holdings Inc.	392,300	9,558,680
Nomura Real Estate Master Fund Inc.	13,988	17,562,479
Nomura Research Institute Ltd.	1,107,071	31,304,002
NTT Data Corp.	2,079,855	38,348,184
Obayashi Corp.	2,142,100	14,731,516
Obic Co. Ltd.	229,800	33,950,479
Odakyu Electric Railway Co. Ltd.	972,400	14,725,102
Oji Holdings Corp.	2,680,700	12,698,484
Olympus Corp.	3,642,400	64,110,315
Omron Corp.	612,300	36,097,576
Ono Pharmaceutical Co. Ltd.	1,220,800	31,363,012
Open House Group Co. Ltd.	271,300	10,497,860
Oracle Corp. Japan	126,200	8,109,782
Oriental Land Co. Ltd./Japan	660,700	99,944,157
ORIX Corp.	4,028,100	73,468,356
Orix JREIT Inc.	8,675	11,726,177
Osaka Gas Co. Ltd.	1,235,600	22,269,720
Otsuka Corp.	377,000	12,355,086
Otsuka Holdings Co. Ltd.	1,286,000	43,212,702
Pan Pacific International Holdings Corp.	1,358,500	20,803,189
Panasonic Holdings Corp.	7,294,968	65,021,468
Persol Holdings Co. Ltd.	586,600	11,637,926
Pola Orbis Holdings Inc.	303,400	3,497,935
Rakuten Group Inc.	2,871,400	20,185,602
Recruit Holdings Co. Ltd.	4,481,600	162,599,579
Renesas Electronics Corp.(a)	4,159,400	44,413,914
Resona Holdings Inc.	6,801,800	29,577,126
Ricoh Co. Ltd.	2,209,500	16,133,563
Rinnai Corp.	114,800	7,337,947
Rohm Co. Ltd.	288,700	20,168,829
Ryohin Keikaku Co. Ltd.	828,600	7,446,733
Santen Pharmaceutical Co. Ltd.	1,191,000	9,688,403
SBI Holdings Inc/Japan	810,080	18,119,143
SCSK Corp.	517,700	8,230,556
Secom Co. Ltd.	692,700	48,734,530
Seiko Epson Corp.	923,600	13,011,235
Sekisui Chemical Co. Ltd.	1,243,800	16,842,464
Sekisui House Ltd.	2,030,600	35,267,333
Seven & i Holdings Co. Ltd.	2,488,880	110,050,543
SG Holdings Co. Ltd.	1,054,900	18,590,164
Sharp Corp./Japan	709,200	6,000,753
Shimadzu Corp.	779,900	25,496,593
Shimano Inc.	243,600	43,162,099
Shimizu Corp.	1,826,700	9,578,548
Shin-Etsu Chemical Co. Ltd.	1,169,900	160,784,625
Shionogi & Co. Ltd.	873,900	48,611,482
Shiseido Co. Ltd.	1,319,100	62,355,746
Shizuoka Bank Ltd/The	1,472,100	9,524,593
SMC Corp.	189,200	91,614,445
SoftBank Corp.	9,487,600	110,415,376
SoftBank Group Corp.	3,983,800	163,854,627
Sohgo Security Services Co. Ltd.	236,300	6,564,133
Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	1,031,550	$41,994,396
Sony Group Corp.	4,165,600	359,495,509
Square Enix Holdings Co. Ltd.	283,900	11,334,924
Stanley Electric Co. Ltd.	426,100	7,347,286
Subaru Corp.	2,028,800	30,786,428
SUMCO Corp.	1,097,100	15,800,063
Sumitomo Chemical Co. Ltd.	4,905,200	20,857,912
Sumitomo Corp.	3,714,100	58,770,547
Sumitomo Electric Industries Ltd.	2,487,900	26,746,978
Sumitomo Metal Mining Co. Ltd.	814,600	35,725,687
Sumitomo Mitsui Financial Group Inc.	4,312,800	130,306,660
Sumitomo Mitsui Trust Holdings Inc.	1,114,160	34,580,746
Sumitomo Pharma Co., Ltd.	586,600	5,225,200
Sumitomo Realty & Development Co. Ltd.	1,018,500	27,019,250
Suntory Beverage & Food Ltd.	458,500	18,065,363
Suzuki Motor Corp.	1,213,900	36,593,133
Sysmex Corp.	552,300	36,229,528
T&D Holdings Inc.	1,746,500	22,443,287
Taisei Corp.	629,300	17,046,478
Taisho Pharmaceutical Holdings Co. Ltd.	126,900	4,998,327
Takeda Pharmaceutical Co. Ltd.	5,226,410	151,652,243
TDK Corp.	1,281,600	39,590,820
Terumo Corp.	2,130,600	63,417,592
TIS Inc.	704,500	15,822,616
Tobu Railway Co. Ltd.	623,500	14,015,138
Toho Co. Ltd./Tokyo	369,500	13,711,194
Tokio Marine Holdings Inc.	2,073,600	112,116,783
Tokyo Century Corp.	121,900	3,754,776
Tokyo Electric Power Co. Holdings Inc.(a)	5,036,600	17,385,114
Tokyo Electron Ltd.	493,300	208,146,160
Tokyo Gas Co. Ltd.	1,235,000	23,655,747
Tokyu Corp.	1,646,200	20,131,068
Toppan Inc.	865,600	14,308,078
Toray Industries Inc.	4,565,400	21,636,726
Toshiba Corp.	1,284,400	53,338,984
Tosoh Corp.	859,500	11,868,416
TOTO Ltd.	466,600	15,723,859
Toyo Suisan Kaisha Ltd.	293,900	9,074,560
Toyota Industries Corp.	484,100	29,034,763
Toyota Motor Corp.	35,029,220	600,180,348
Toyota Tsusho Corp.	701,600	25,206,534
Trend Micro Inc/Japan	441,700	24,627,828
Tsuruha Holdings Inc.	129,700	6,628,711
Unicharm Corp.	1,331,900	46,339,448
USS Co. Ltd.	723,580	12,046,197
Welcia Holdings Co. Ltd.	313,600	6,428,506
West Japan Railway Co.	723,800	26,866,719
Yakult Honsha Co. Ltd.	422,200	21,861,763
Yamaha Corp.	441,700	16,876,020
Yamaha Motor Co. Ltd.	980,300	20,238,965
Yamato Holdings Co. Ltd.	960,900	17,980,359
Yaskawa Electric Corp.	792,400	26,906,295
Yokogawa Electric Corp.	755,000	12,036,574
Z Holdings Corp.	8,828,222	34,658,168
ZOZO Inc.	413,100	8,649,275
		10,783,926,791
Netherlands — 4.6%
ABN AMRO Bank NV, CVA(c)	1,392,681	17,312,644
Adyen NV(a)(c)	65,514	109,886,197
Aegon NV	5,898,904	30,583,927

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
AerCap Holdings NV(a)(b)	443,630	$20,721,957
Akzo Nobel NV	618,178	53,624,767
Argenx SE(a)(b)	151,279	43,584,778
ASM International NV	154,440	46,408,003
ASML Holding NV	1,365,296	774,858,011
CNH Industrial NV	3,374,652	47,806,287
Davide Campari-Milano NV	1,723,410	19,445,546
Euronext NV(c)	283,055	22,678,971
EXOR NV	357,698	24,822,381
Heineken Holding NV	380,298	29,686,901
Heineken NV	856,184	83,572,956
IMCD NV	188,135	29,955,308
ING Groep NV	12,895,764	122,177,172
InPost SA(a)(b)	661,338	4,054,579
JDE Peet’s NV	332,455	9,780,515
Just Eat Takeaway.com NV(a)(c)	596,711	16,208,188
Koninklijke Ahold Delhaize NV	3,454,200	101,884,958
Koninklijke DSM NV	577,347	97,057,569
Koninklijke KPN NV	11,083,700	38,245,332
Koninklijke Philips NV	3,030,318	79,185,596
NN Group NV	892,503	43,716,210
Prosus NV	3,082,312	148,655,792
Randstad NV	395,325	20,904,444
Stellantis NV	6,725,907	90,299,654
Universal Music Group NV	2,395,950	55,601,397
Wolters Kluwer NV	867,134	87,565,571
		2,270,285,611
New Zealand — 0.2%
Auckland International Airport Ltd.(a)	4,122,211	20,705,880
Fisher & Paykel Healthcare Corp. Ltd.	1,901,609	26,132,141
Mercury NZ Ltd.	2,256,610	8,749,006
Meridian Energy Ltd.	4,256,440	12,918,534
Ryman Healthcare Ltd.	1,408,843	8,337,908
Spark New Zealand Ltd.	6,151,311	19,454,689
Xero Ltd.(a)	441,756	29,130,323
		125,428,481
Norway — 0.7%
Adevinta ASA(a)	955,569	7,382,178
Aker BP ASA	415,666	14,892,837
DNB Bank ASA	3,067,948	59,448,580
Equinor ASA	3,228,202	109,111,817
Gjensidige Forsikring ASA	659,586	14,101,552
Mowi ASA	1,449,698	40,949,652
Norsk Hydro ASA	4,446,810	37,342,178
Orkla ASA	2,472,762	20,065,580
Schibsted ASA, Class A	241,705	5,036,861
Schibsted ASA, Class B	318,997	6,172,918
Telenor ASA	2,306,899	32,535,273
		347,039,426
Portugal — 0.2%
EDP - Energias de Portugal SA	9,142,115	42,608,304
Galp Energia SGPS SA	1,650,903	20,094,201
Jeronimo Martins SGPS SA	932,929	19,420,447
		82,122,952
Singapore — 1.6%
Ascendas REIT(b)	11,050,500	22,736,175
CapitaLand Integrated Commercial Trust(b)	16,055,525	26,902,498
Capitaland Investment Ltd/Singapore(a)	8,685,200	26,335,257
City Developments Ltd.	1,350,400	8,279,456
Security	Shares	Value

Singapore (continued)
DBS Group Holdings Ltd.	5,983,100	$145,153,701
Genting Singapore Ltd.	19,957,200	11,586,966
Keppel Corp. Ltd.	4,798,600	23,665,733
Mapletree Commercial Trust	7,109,100	9,561,181
Mapletree Logistics Trust	10,296,828	13,224,435
Oversea-Chinese Banking Corp. Ltd.	11,184,698	99,304,283
Sea Ltd., ADR(a)	1,056,957	87,473,761
Singapore Airlines Ltd.(a)	4,417,400	17,411,896
Singapore Exchange Ltd.	2,654,800	18,680,077
Singapore Technologies Engineering Ltd.	5,150,700	15,169,393
Singapore Telecommunications Ltd.	27,230,385	54,346,233
STMicroelectronics NV	2,255,796	83,345,260
United Overseas Bank Ltd.	3,898,200	83,445,800
UOL Group Ltd.	1,521,700	7,995,821
Venture Corp. Ltd.	913,700	11,216,512
Wilmar International Ltd.	6,327,100	20,168,843
		786,003,281
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	768,084	19,666,991
Aena SME SA(a)(c)	247,544	35,128,851
Amadeus IT Group SA(a)	1,488,072	93,246,931
Banco Bilbao Vizcaya Argentaria SA	22,025,116	115,571,307
Banco Santander SA	57,278,963	167,389,079
CaixaBank SA	14,644,097	47,269,601
Cellnex Telecom SA(c)	1,682,948	78,442,676
EDP Renovaveis SA	948,817	22,455,802
Enagas SA	820,886	17,749,757
Endesa SA	1,046,407	21,930,018
Ferrovial SA	1,599,615	41,021,095
Grifols SA, Class A(b)	983,743	16,476,460
Iberdrola SA	19,240,826	221,092,540
Industria de Diseno Textil SA	3,603,181	75,548,847
Naturgy Energy Group SA	639,367	19,233,639
Red Electrica Corp. SA	1,427,664	28,744,944
Repsol SA	4,787,943	71,425,947
Siemens Gamesa Renewable Energy SA(a)(b)	787,434	12,542,694
Telefonica SA	17,405,725	84,672,611
		1,189,609,790
Sweden — 3.2%
Alfa Laval AB.	1,037,805	28,888,619
Assa Abloy AB, Class B	3,310,753	83,669,784
Atlas Copco AB, Class A	2,218,124	100,562,761
Atlas Copco AB, Class B	1,287,422	50,953,282
Boliden AB	900,972	39,067,199
Electrolux AB, Class B	745,728	11,372,654
Embracer Group AB(a)(b)	1,846,864	12,344,457
Epiroc AB, Class A	2,174,157	44,076,821
Epiroc AB, Class B	1,284,186	22,403,709
EQT AB	974,876	27,590,763
Essity AB, Class B	2,007,543	52,940,880
Evolution AB(c)	568,438	58,320,769
Fastighets AB Balder, Class B(a)	346,582	17,179,124
Getinge AB, Class B	753,058	21,784,304
H & M Hennes & Mauritz AB, Class B	2,407,486	30,308,012
Hexagon AB, Class B	6,429,345	82,957,330
Husqvarna AB, Class B	1,380,964	13,200,779
Industrivarden AB, Class A	430,997	11,043,236
Industrivarden AB, Class C	537,393	13,531,269
Investment AB Latour, Class B	488,372	12,938,218

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, Class A	1,642,385	$34,303,687
Investor AB, Class B	6,018,151	115,806,679
Kinnevik AB, Class B(a)	797,077	15,600,748
L E Lundbergforetagen AB, Class B	251,140	11,744,902
Lifco AB, Class B	768,382	16,117,300
Lundin Energy AB	660,859	27,323,775
Nibe Industrier AB, Class B	4,706,541	46,144,821
Sagax AB, Class B	531,531	13,577,659
Sandvik AB	3,729,097	70,585,516
Securitas AB, Class B	1,034,744	12,217,015
Sinch AB(a)(b)(c)	1,723,868	7,618,449
Skandinaviska Enskilda Banken AB, Class A	5,367,053	60,186,643
Skanska AB, Class B	1,124,056	21,471,931
SKF AB, Class B	1,258,679	20,557,601
Svenska Cellulosa AB SCA, Class B	1,996,117	38,630,453
Svenska Handelsbanken AB, Class A	4,812,023	48,535,590
Swedbank AB, Class A	2,988,456	47,275,104
Swedish Match AB	5,213,815	41,526,890
Tele2 AB, Class B	1,648,155	21,845,112
Telefonaktiebolaget LM Ericsson, Class B	9,641,192	76,909,935
Telia Co. AB	8,758,020	36,351,160
Volvo AB, Class A	662,278	10,888,264
Volvo AB, Class B	4,722,260	75,336,243
		1,605,689,447
Switzerland — 10.5%
ABB Ltd., Registered	5,425,507	162,775,729
Adecco Group AG, Registered	526,553	20,319,615
Alcon Inc.	1,650,590	117,853,456
Bachem Holding AG, Class B, Registered	20,489	8,940,330
Baloise Holding AG, Registered	151,238	26,306,481
Barry Callebaut AG, Registered	11,777	27,105,410
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	3,504	39,297,304
Chocoladefabriken Lindt & Spruengli AG, Registered	358	42,470,522
Cie. Financiere Richemont SA, Class A, Registered	1,724,251	200,341,903
Clariant AG, Registered	712,182	12,159,299
Coca-Cola HBC AG, Class DI	661,113	13,403,325
Credit Suisse Group AG, Registered	8,742,693	59,339,432
EMS-Chemie Holding AG, Registered	23,089	20,598,257
Geberit AG, Registered	118,328	67,479,349
Givaudan SA, Registered	30,500	121,222,911
Holcim Ltd.	1,729,337	84,556,800
Julius Baer Group Ltd.	728,558	34,816,198
Kuehne + Nagel International AG, Registered	179,194	50,128,845
Logitech International SA, Registered	571,264	37,177,063
Lonza Group AG, Registered	245,982	145,039,309
Nestle SA, Registered	9,298,404	1,200,368,869
Novartis AG, Registered	7,237,160	639,542,342
Partners Group Holding AG	74,965	79,425,201
Roche Holding AG, Bearer	105,385	42,337,945
Roche Holding AG, NVS	2,320,679	860,539,601
Schindler Holding AG, Participation Certificates, NVS	134,417	25,824,932
Schindler Holding AG, Registered	66,323	12,732,305
SGS SA, Registered	19,760	50,773,729
Siemens Energy AG(a)	1,318,820	25,403,460
Sika AG, Registered	468,676	143,160,828
Sonova Holding AG, Registered	177,122	63,874,822
Straumann Holding AG	341,280	40,234,034
Swatch Group AG (The), Bearer	95,536	24,518,621
Swatch Group AG (The), Registered	173,896	8,579,014
Security	Shares	Value

Switzerland (continued)
Swiss Life Holding AG, Registered	104,144	$60,894,565
Swiss Prime Site AG, Registered	250,889	24,523,016
Swiss Re AG	996,308	81,704,054
Swisscom AG, Registered	85,414	50,505,366
Temenos AG, Registered	222,089	22,418,943
UBS Group AG, Registered	11,618,221	197,238,253
VAT Group AG(c)	88,983	27,523,461
Vifor Pharma AG	160,936	28,464,702
Zurich Insurance Group AG	496,994	226,266,218
		5,228,185,819
United Kingdom — 14.8%
3i Group PLC	3,209,346	52,521,743
abrdn plc	7,186,863	16,875,672
Admiral Group PLC	642,610	20,227,620
Anglo American PLC	4,225,719	187,161,205
Antofagasta PLC	1,301,534	24,916,445
Ashtead Group PLC	1,473,697	76,200,788
Associated British Foods PLC	1,175,977	23,532,180
AstraZeneca PLC	5,117,084	682,830,224
Auto Trader Group PLC(c)	3,130,901	24,709,567
AVEVA Group PLC	398,064	10,698,396
Aviva PLC	12,498,822	67,057,753
BAE Systems PLC	10,478,432	96,785,671
Barclays PLC	55,351,478	101,743,820
Barratt Developments PLC	3,372,967	20,635,954
Berkeley Group Holdings PLC	370,474	18,789,142
BP PLC	65,221,836	314,877,551
British American Tobacco PLC	7,200,642	301,795,824
British Land Co PLC/The	2,901,662	18,690,810
BT Group PLC	29,443,990	65,294,564
Bunzl PLC	1,113,789	42,970,673
Burberry Group PLC	1,337,004	26,386,381
CK Hutchison Holdings Ltd.	8,857,184	62,159,070
Coca-Cola Europacific Partners PLC	676,281	33,780,236
Compass Group PLC	5,892,949	124,352,050
Croda International PLC	460,091	44,687,057
DCC PLC	324,710	24,602,936
Diageo PLC	7,699,992	384,143,776
Entain PLC(a)	1,935,710	36,372,620
Experian PLC	3,048,225	105,268,468
Ferguson PLC	730,211	91,604,378
GlaxoSmithKline PLC	16,620,715	374,673,815
Halma PLC	1,253,423	38,474,480
Hargreaves Lansdown PLC	1,171,908	13,416,407
Hikma Pharmaceuticals PLC	572,948	13,458,785
HSBC Holdings PLC	67,212,250	420,017,993
Imperial Brands PLC	3,122,570	64,997,952
Informa PLC(a)	4,954,880	35,149,399
InterContinental Hotels Group PLC	603,724	38,541,574
Intertek Group PLC	531,617	33,127,671
J Sainsbury PLC	5,763,001	16,815,019
JD Sports Fashion PLC	8,506,551	14,016,031
Johnson Matthey PLC	638,703	17,569,628
Kingfisher PLC	6,877,372	21,688,273
Land Securities Group PLC	2,328,103	21,834,275
Legal & General Group PLC	19,693,310	61,385,919
Lloyds Banking Group PLC	234,541,207	133,210,652
London Stock Exchange Group PLC	1,086,918	107,161,154
M&G PLC	8,557,441	22,719,529
Melrose Industries PLC	14,395,280	20,917,740

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Mondi PLC	1,600,882	$30,074,116
National Grid PLC	11,947,814	177,508,330
NatWest Group PLC	18,680,192	50,114,972
Next PLC	438,292	32,828,362
NMC Health PLC, NVS(a)(e)	473,933	6
Ocado Group PLC(a)(b)	1,610,482	18,418,512
Pearson PLC	2,500,633	24,280,660
Persimmon PLC	1,053,537	27,438,599
Phoenix Group Holdings PLC	2,302,835	17,442,598
Prudential PLC	9,071,842	112,930,402
Reckitt Benckiser Group PLC	2,359,488	184,005,998
RELX PLC	6,390,372	190,372,256
Rentokil Initial PLC	6,125,705	42,073,001
Rolls-Royce Holdings PLC(a)	27,609,415	28,304,077
Sage Group PLC/The	3,378,169	31,000,068
Schroders PLC	409,765	14,464,798
Segro PLC	3,965,723	66,394,539
Severn Trent PLC	825,581	32,446,605
Shell PLC	25,432,096	682,747,300
Smith & Nephew PLC	2,901,258	47,025,209
Smiths Group PLC	1,304,860	23,878,014
Spirax-Sarco Engineering PLC	243,016	36,670,027
SSE PLC	3,520,159	81,758,599
St. James’s Place PLC	1,783,607	28,661,822
Standard Chartered PLC	8,645,207	59,101,414
Taylor Wimpey PLC	12,002,761	18,877,415
Tesco PLC	25,393,481	86,269,727
Unilever PLC	8,483,078	394,379,295
United Utilities Group PLC	2,249,805	32,330,611
Vodafone Group PLC	90,132,415	136,456,777
Whitbread PLC(a)	665,047	23,214,689
WPP PLC	3,847,866	47,963,123
		7,350,280,791
United States — 0.1%
BGP Holdings PLC, NVS(a)(e)	33,026,812	348
QIAGEN NV(a)	760,161	35,056,411
		35,056,759
Total Common Stocks — 98.8%
(Cost: $46,336,501,953)		48,954,372,191

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,325	14,020,968
Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares, NVS	230,783	$7,279,181
Henkel AG & Co. KGaA, Preference Shares, NVS	586,729	37,674,634
Porsche Automobil Holding SE, Preference
Shares, NVS	505,376	41,683,360
Sartorius AG, Preference Shares, NVS	86,422	32,402,159
Volkswagen AG, Preference Shares, NVS	613,017	94,935,744
		227,996,046
Total Preferred Stocks — 0.4%
(Cost: $264,808,602)		227,996,046

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	111,001,349	111,001,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	62,650,000	62,650,000
		173,651,349
Total Short-Term Investments — 0.4%
(Cost: $173,606,657)		173,651,349

Total Investments in Securities — 99.6%
(Cost: $46,774,917,212)		49,356,019,586

Other Assets, Less Liabilities — 0.4%		206,507,936

Net Assets — 100.0%		$49,562,527,522

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,946,692	$13,080,897	(a)	$—	$(5,269)	$(20,971)	$111,001,349	111,001,349	$1,909,545	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,940,000	29,710,000	(a)	—	—	—	62,650,000	62,650,000	27,073		—
					$(5,269)	$(20,971)	$173,651,349		$1,936,618		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	637	06/09/22	$93,015	$(420,985)
SPI 200 Index	392	06/16/22	50,695	(210,118)
Euro Stoxx 50 Index	3,321	06/17/22	129,215	(3,339,435)
FTSE 100 Index	1,008	06/17/22	94,120	(574,245)
				$(4,544,783)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
April 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$522,485,941	$48,431,885,896	$354	$48,954,372,191
Preferred Stocks	—	227,996,046	—	227,996,046
Money Market Funds	173,651,349	—	—	173,651,349
	$696,137,290	$48,659,881,942	$354	$49,356,019,586
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(4,544,783)	$—	$(4,544,783)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust